Segment Information - Summary of Investments (Detail) € in Millions	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Jan. 01, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of summarized investment per segment [line items]
Investments general account	€ 156,541		€ 145,976
Investments for account of policyholders	224,172		226,374	€ 194,353
Investments on balance sheet	380,713		372,350
Off-balance sheet investments third parties	539,220		524,547
Total revenue- generating investments	919,933		896,897
Financial assets, excluding derivatives	154,156		143,075
Investments in real estate	2,385		2,901		€ 2,700
Total investments on balance sheet	380,713		372,350
Investments in joint ventures	1,376		1,983	1,745	1,745
Investments in associates	1,264		363	327	€ 327
Other assets	60,461		65,073
Assets	443,814		439,769	€ 392,008
Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	99,580		89,404
Loans [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	44,519		44,591
Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	233,762		234,867
Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments in real estate	2,853		3,487
Shares [member]
Disclosure of summarized investment per segment [line items]
Investments general account	1,979		2,221
Investments for account of policyholders	25,288		25,288
Financial assets, excluding derivatives	1,979		2,221
Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments general account	99,350		86,853
Investments for account of policyholders	19,885		20,744
Financial assets, excluding derivatives	99,350		86,853
Loans [member]
Disclosure of summarized investment per segment [line items]
Investments general account	44,519		44,591
Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments general account	8,308		9,410
Investments for account of policyholders	9,755		9,716
Real estate [member]
Disclosure of summarized investment per segment [line items]
Investments general account	2,385		2,901
Investments for account of policyholders	467		586
Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	168,777		170,039
Americas [member]
Disclosure of summarized investment per segment [line items]
Investments general account	77,431		75,076
Investments for account of policyholders	104,374		107,963
Investments on balance sheet	181,805		183,039
Off-balance sheet investments third parties	215,216		220,039
Total revenue- generating investments	397,021		403,078
Total investments on balance sheet	181,805		183,039
Investments in joint ventures	0		0
Investments in associates	60		79
Other assets	35,010		36,351
Assets	216,875		219,469
Americas [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	63,864		59,899
Americas [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	10,477		10,922
Americas [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	107,427		111,565
Americas [member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	0
Investments in real estate	37		653
Americas [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments general account	442		499
Investments for account of policyholders	0
Americas [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments general account	59,419		54,970
Investments for account of policyholders	0		877
Americas [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments general account	10,477		10,922
Americas [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments general account	7,056		8,032
Investments for account of policyholders	0		161
Americas [member] | Real estate [member]
Disclosure of summarized investment per segment [line items]
Investments general account	37		653
Americas [member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	104,374		106,926
The Netherlands [member]
Disclosure of summarized investment per segment [line items]
Investments general account	68,561		59,983
Investments for account of policyholders	25,603		25,491
Investments on balance sheet	94,164		85,474
Off-balance sheet investments third parties	6,144		4,802
Total revenue- generating investments	100,308		90,276
Total investments on balance sheet	94,164		85,474
Investments in joint ventures	327		1,159
Investments in associates	1,004		106
Other assets	19,467		21,983
Assets	114,962		108,722
The Netherlands [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	25,972		19,591
The Netherlands [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	33,882		33,460
The Netherlands [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	31,979		30,193
The Netherlands [member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	0
Investments in real estate	2,331		2,229
The Netherlands [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments general account	1,376		1,443
Investments for account of policyholders	8,227		8,490
The Netherlands [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments general account	30,880		22,773
Investments for account of policyholders	12,150		11,652
The Netherlands [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments general account	33,882		33,460
The Netherlands [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments general account	91		78
Investments for account of policyholders	4,520		4,653
The Netherlands [member] | Real estate [member]
Disclosure of summarized investment per segment [line items]
Investments general account	2,331		2,229
The Netherlands [member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	706		695
United Kingdom [member]
Disclosure of summarized investment per segment [line items]
Investments general account	1,994		2,034
Investments for account of policyholders	93,240		91,848
Investments on balance sheet	95,234		93,882
Off-balance sheet investments third parties	119,347		123,904
Total revenue- generating investments	214,580		217,786
Total investments on balance sheet	95,234		93,882
Investments in joint ventures	0		0
Investments in associates	8		9
Other assets	3,740		3,764
Assets	98,982		97,655
United Kingdom [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	1,494		1,556
United Kingdom [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	0		0
United Kingdom [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	93,272		91,740
United Kingdom [member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments general account	0
Investments in real estate	467		586
United Kingdom [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments general account	34		17
Investments for account of policyholders	16,877		16,583
United Kingdom [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments general account	1,077		1,055
Investments for account of policyholders	7,579		8,043
United Kingdom [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments general account	0
United Kingdom [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments general account	883		962
Investments for account of policyholders	5,232		4,898
United Kingdom [member] | Real estate [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	467		586
United Kingdom [member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	63,084		61,738
Asset management [member]
Disclosure of summarized investment per segment [line items]
Investments general account	208		266
Investments for account of policyholders	0
Investments on balance sheet	208		266
Off-balance sheet investments third parties	192,098		170,158
Total revenue- generating investments	192,307		170,424
Total investments on balance sheet	208		266
Investments in joint ventures	204		153
Investments in associates	151		129
Other assets	545		292
Assets	1,109		840
Asset management [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	134		153
Asset management [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	0
Asset management [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	74		113
Asset management [member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments general account	0
Investments for account of policyholders	0
Investments in real estate	0
Asset management [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments general account	9		5
Investments for account of policyholders	0
Asset management [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments general account	48		93
Investments for account of policyholders	0
Asset management [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments general account	0
Asset management [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments general account	152		168
Investments for account of policyholders	0
Asset management [member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	0
Holding and other activities [member]
Disclosure of summarized investment per segment [line items]
Investments general account	108		244
Investments for account of policyholders	0
Investments on balance sheet	108		244
Off-balance sheet investments third parties	0
Total revenue- generating investments	108		244
Total investments on balance sheet	108		244
Investments in joint ventures	0		3
Investments in associates	21		21
Other assets	34,190		32,603
Assets	34,319		32,871
Holding and other activities [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	28		32
Holding and other activities [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	40		48
Holding and other activities [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	40		164
Holding and other activities [member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments general account	0
Investments for account of policyholders	0
Investments in real estate	0
Holding and other activities [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments general account	44		173
Investments for account of policyholders	0
Holding and other activities [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments general account	1		1
Investments for account of policyholders	0
Holding and other activities [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments general account	40		48
Holding and other activities [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments general account	23		21
Investments for account of policyholders	0
Holding and other activities [member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	0
International [Member]
Disclosure of summarized investment per segment [line items]
Investments general account	8,238		8,373
Investments for account of policyholders	959		1,076
Investments on balance sheet	9,197		9,449
Off-balance sheet investments third parties		$ 6,752	6,463
Total revenue- generating investments	15,948		15,911
Financial assets, excluding derivatives	9,197
Total investments on balance sheet	9,197		9,449
Investments in joint ventures	846		668
Investments in associates	35		28
Other assets	2,405		2,920
Assets	12,482		13,065
International [Member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	8,088		8,172
International [Member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	120		160
International [Member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	973		1,098
International [Member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments general account	16		19
Financial assets, excluding derivatives	16
Investments in real estate			19
International [Member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments general account	74		84
Investments for account of policyholders	187		218
International [Member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments general account	7,926		7,962
Investments for account of policyholders	156		173
International [Member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments general account	120		160
International [Member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments general account	102		148
Investments for account of policyholders	3		4
International [Member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	613		680
Eliminations [member]
Disclosure of summarized investment per segment [line items]
Investments general account	0
Investments for account of policyholders	(3)		(4)
Investments on balance sheet	(3)		(4)
Off-balance sheet investments third parties	(336)		(818)
Total revenue- generating investments	(339)		(822)
Total investments on balance sheet	(3)		(4)
Investments in joint ventures	0
Investments in associates	(15)		(10)
Other assets	(34,896)		(32,839)
Assets	(34,914)		(32,853)
Eliminations [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	0
Eliminations [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	0
Eliminations [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	(3)		(4)
Eliminations [member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments general account	0
Investments for account of policyholders	0
Investments in real estate	0
Eliminations [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments general account	0
Investments for account of policyholders	(3)		€ (4)
Eliminations [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments general account	0
Investments for account of policyholders	0
Eliminations [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments general account	0
Eliminations [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments general account	0
Investments for account of policyholders	0
Eliminations [member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	€ 0